Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000215611 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000215611 | Equity
Holdings [Line Items]
Percent of Net Asset Value	56.50%
C000215610 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000215610 | Equity
Holdings [Line Items]
Percent of Net Asset Value	56.50%